Transactions With Related Parties - Tsakos Shipping and Trading (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Chartering commission	1.25%
Brokerage commission	1.00%	1.00%	1.00%
Charge fee	$ 200
Fourteen Vessels Delivered Between Year 2007 September 2011 [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings		2,800